INVESTMENT IN EQUITY SECURITIES	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN EQUITY SECURITIES
NOTE 3 –	INVESTMENT IN EQUITY SECURITIES

In 2016, the Company invested in Rail Vision Ltd. and accounted for it under the equity method until losing significant influence in December 2020, after which it was measured as an equity investment. In 2022, additional investments were made through a simple agreement for future equity and initial public offering participation, with the investment thereafter measured at fair value through profit or loss.

As of December 31, 2023, the Company held 10.20% (6.94% fully diluted). In Q1 2024, it sold all shares for approximately $1,847 (net) and recognized finance income of approximately $1,444. As of December 31, 2025, the Company holds warrants to purchase up to 242,280 shares.

The reconciliation of the opening and closing fair value balance of the investment in equity securities instruments is provided below:

Opening Balance January 1, 2024	$474
Changes during 2024:
Adjustment to fair value through profit or loss	1,444
Divestment in Equity Securities	(1,847)
Closing Balance December 31, 2024	$71
Changes during 2025:
Adjustment to fair value through profit or loss	(45)
Closing Balance December 31, 2025	$26

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)